Document and Entity Information	Oct. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2022
Entity File Number	000-13222
Entity Registrant Name	CITIZENS FINANCIAL SERVICES, INC.
Entity Central Index Key	0000739421
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2265045
Entity Address, Address Line One	15 S Main St.
Entity Address, City or Town	Mansfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16933
City Area Code	570
Local Phone Number	622-2121
Title of 12(b) Security	Common Stock, Par Value $1.00 Per Share
Trading Symbol	CZFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false